Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales
Personnel expenses	€ (5,583)	€ (5,404)	€ (4,344)
Material costs	(6,796)	(7,082)	(6,443)
Depreciation	(2,686)	(2,197)	(2,071)
Other expenses	(2,382)	(2,598)	(1,510)
Allowance for slow-moving inventory	21	417	515
Total	(17,426)	(16,864)	(13,853)
Cost of maintenance	535
Travel expense	312	294	296
Insurance expense	269
Rental and building expenses	149	491	463
License fees	€ 57	€ 92	€ 404